INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net of Amortization

	September 30, 2022	December 31, 2021
Intangible Assets	$495,000	$495,000
Accumulated amortization	(233,938)	(196,915)
Intangible Assets, net	$261,062	$298,085

Schedule of future amortization

Amortization Expense
2022 (Remainder of the year)	$12,477
2023	49,500
2024	49,500
2025	49,500
2026	49,500
Thereafter	50,585
Total	$261,062